CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
(A) Proceeds from sale of subsidiary
Assets held for sale (excluding cash in the amount of $2,823)			$ 7,136
Liabilities held for sale			(3,428)
Non-controlling interest			(1,532)
Proceeds from sale of subsidiary			2,176
Assets held for sale, cash amount			$ 2,823